Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities
Net income		$ 8,480	$ 3,903	$ 722
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation		284	285	306
Net amortization (accretion) of fixed-income securities		(30)	41	(25)
Amortization of equity-based compensation		122	121	123
Net realized (gains) losses on securities		(264)	(353)	1,912
Net (gains) losses on disposition of property and equipment		13	36	(1)
Goodwill impairment		0	0	225
Changes in:
Premiums receivable		(2,411)	(1,541)	(1,017)
Reinsurance recoverables		329	738	(852)
Prepaid reinsurance premiums		(99)	46	162
Deferred acquisition costs		(274)	(143)	(189)
Income taxes		(358)	181	(515)
Unearned premiums		3,724	2,840	1,678
Loss and loss adjustment expense reserves		4,668	4,030	4,195
Accounts payable, accrued expenses, and other liabilities		1,236	700	199
Other, net		(301)	(241)	(74)
Net cash provided by operating activities		15,119	10,643	6,849
Purchases:
Fixed maturities		(47,778)	(25,777)	(26,510)
Equity securities		(168)	(86)	(158)
Sales:
Fixed maturities		25,634	8,235	14,055
Equity securities		267	791	1,496
Maturities, paydowns, calls, and other:
Fixed maturities		7,006	4,990	5,380
Equity securities		110	65	84
Net (purchases) sales of short-term investments		1,217	1,156	(1,868)
Net change in unsettled security transactions		171	(11)	(178)
Purchases of property and equipment		(285)	(252)	(292)
Sales of property and equipment		77	47	35
Net cash used in investing activities		(13,749)	(10,842)	(7,956)
Cash Flows From Financing Activities
Redemption of preferred shares1	[1]	(500)	0	0
Dividends paid to common shareholders	[1]	(674)	(234)	(234)
Dividends paid to preferred shareholders	[1]	(8)	(43)	(27)
Acquisition of treasury shares for restricted stock tax liabilities		(121)	(95)	(77)
Acquisition of treasury shares acquired in open market		(13)	(46)	(22)
Net proceeds from debt issuance		0	496	1,486
Net cash provided by (used in) financing activities		(1,316)	78	1,126
Increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents		54	(121)	19
Cash, cash equivalents, restricted cash, and restricted cash equivalents - beginning of year		100	221	202
Cash, cash equivalents, restricted cash, and restricted cash equivalents - end of year		$ 154	$ 100	$ 221

[1]	See Note 14 – Dividends for further discussion.